CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 NCM Inc.	Dec. 31, 2013 AC JV, LLC	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Cash flows from operating activities:
Net earnings (loss)	$ (42,670,000)	$ 364,400,000			$ 94,400,000	$ (81,988,000)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	71,633,000	197,537,000			81,234,000	214,029,000
Deferred income taxes	3,020,000	(266,598,000)
Impairment of assets						285,000
(Gain) loss on extinguishment and modification of debt		(422,000)				538,000
Amortization of discount (premium) on corporate borrowings	(3,219,000)	(12,687,000)			967,000	1,336,000
Impairment of marketable equity security. investment		1,370,000				17,751,000
Theatre and other closure expense	2,381,000	5,823,000			11,753,000	7,449,000
Stock based compensation		12,000,000			830,000	1,962,000
(Gain) loss on dispositions	73,000	(2,876,000)			(48,245,000)	(580,000)
Equity in earnings and losses from non-consolidated entities, net of distributions	12,707,000	(19,611,000)			(495,000)	20,553,000
Change in assets and liabilities:
Receivables	(66,615,000)	(3,365,000)			11,766,000	(18,937,000)
Other assets	(35,138,000)	(8,915,000)			36,770,000	(4,693,000)
Accounts payable	69,029,000	64,215,000			(58,027,000)	26,747,000
Accrued expenses and other liabilities	63,288,000	14,822,000			(50,473,000)	22,589,000
Other, net	(597,000)	11,649,000			(983,000)	(9,714,000)
Net cash provided by operating activities	73,892,000	357,342,000			79,497,000	197,327,000
Cash flows from investing activities:
Capital expenditures	(72,774,000)	(260,823,000)			(40,116,000)	(139,359,000)
Merger, net of cash acquired	3,110,000
Acquisition of Rave theatres, net of cash acquired	(87,555,000)	(1,128,000)
Proceeds from disposition of long-term assets	90,000	3,880,000			7,291,000	1,474,000
Investments in non-consolidated entities, net	(1,194,000)	(3,265,000)			1,589,000	(26,880,000)
Proceeds from sale/leaseback of digital projection equipment						953,000
Other, net	(575,000)	(7,448,000)			205,000	98,000
Net cash used in investing activities	(158,898,000)	(268,784,000)			(31,031,000)	(163,714,000)
Cash flows from financing activities:
Proceeds from issuance of Term Loan due 2020		773,063,000
Capital contribution from Holdings		355,580,000
Repayment of Term Loan due 2016		(464,088,000)
Repayment of Term Loan due 2018		(296,250,000)
Proceeds from issuance of Term Loan due 2018						297,000,000
Repayment of Term Loan due 2013						(140,657,000)
Repurchase of Senior Subordinated Notes due 2014					(191,035,000)	(108,965,000)
Principal payments under Term Loan	(4,002,000)	(7,813,000)			(4,002,000)	(4,875,000)
Principal payments under capital and financing lease obligations	(875,000)	(6,446,000)			(1,298,000)	(3,422,000)
Capital contribution from Wanda	100,000,000
Deferred financing costs		(9,126,000)			(2,378,000)	(6,002,000)
Change in construction payables	22,487,000	(19,404,000)			(23,575,000)	13,512,000
Dividends paid to Holdings		(588,000)				(109,581,000)
Net cash provided by (used in) financing activities	117,610,000	324,928,000			(222,288,000)	(62,990,000)
Effect of exchange rate changes on cash and equivalents	(207,000)	(103,000)			16,000	556,000
Net increase (decrease) in cash and equivalents	32,397,000	413,383,000			(173,806,000)	(28,821,000)
Cash and equivalents at beginning of period	98,531,000	130,928,000			272,337,000	301,158,000
Cash and equivalents at end of period	130,928,000	544,311,000			98,531,000	272,337,000
Cash paid (refunded) during the period for:
Interest (including amounts capitalized of $511, $0 and $14)	68,794,000	152,220,000			78,789,000	159,527,000
Income taxes, net	10,088,000	1,646,000			828,000	807,000
Schedule of non-cash investing and financing activities:
Non-cash portion of investments in non-consolidated affiliates (See Note 7-Investments)			$ 26,315,000	$ 8,333,000